NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2013
NOTES PAYABLE [Abstract]
Schedule of Notes Payable
	December 31,
	2013	2012
Due Jun 27,2014,	$807,194	$-
Due Jun 18,2014,	968,632	-
Due Jun 17,2014,	1,614,387	-
Due Jun 11,2014,	1,614,387	-
Due Jun 5,2014,	1,614,387	-
Due Jun 3,2014,	1,614,387	-
Due May 26,2014	1,614,387	-
Due May 21,2014	1,614,387	-
Due May 21,2014	807,194	-
Due May 21,2014	807,194	-
Due May 8,2014	807,194	-
Due May 8,2014	807,194	-
Due May 8,2014	1,614,387	-
Due May 8,2014	6,917,657	-
Due May 4,2014	1,614,387	-
Due April 12,2014, subsequently repaid on due date	807,194	-
Due April 12,2014, subsequently repaid on due date	807,194	-
Due April 11,2014, subsequently repaid on due date	1,614,387	-
Due March 30,2014, subsequently repaid on due date	1,614,387	-
Due March 30,2014, subsequently repaid on due date	1,614,387	-
Due March 13,2014, subsequently repaid on due date	1,614,387	-
Due March 5,2014, subsequently repaid on due date	1,614,387	-
Due March 5,2014, subsequently repaid on due date	1,614,387	-
Due January 30,2014, subsequently repaid on due date	1,130,071	-
Due January 25,2014, subsequently repaid on due date	1,130,071	-
Due January 25,2014, subsequently repaid on due date	1,130,071	-
Due January 25,2014, subsequently repaid on due date	807,194	-
Due January 23,2014, subsequently repaid on due date	1,614,387	-
Due January 22,2014, subsequently repaid on due date	1,614,387	-
Due January 17,2014, subsequently repaid on due date	807,194	-
Due January 12,2014, subsequently repaid on due date	807,194	-
Due January 4,2014, subsequently repaid on due date	1,614,387	-
Due January 4,2014, subsequently repaid on due date	968,632	-
Due January 4,2014, subsequently repaid on due date	645,755	-
Due January 4,2014, subsequently repaid on due date	1,614,387	-
Due January 4,2014, subsequently repaid on due date	968,632	-
Due Jun 17,2013, subsequently repaid on due date	-	792,569
Due Jun 17,2013, subsequently repaid on due date	-	1,585,138
Due Jun 6,2013, subsequently repaid on due date	-	792,569
Due Jun 6,2013, subsequently repaid on due date	-	792,569
Due May 19,2013, subsequently repaid on due date	-	396,284
Due May 19,2013, subsequently repaid on due date	-	396,284
Due May 19,2013, subsequently repaid on due date	-	792,569
Due May 19,2013, subsequently repaid on due date	-	1,585,138
Due May 16,2013, subsequently repaid on due date	-	792,569
Due May 6,2013, subsequently repaid on due date	-	396,284
Due May 6,2013, subsequently repaid on due date	-	792,569
Due May 6,2013, subsequently repaid on due date	-	1,585,138
Due May 6,2013, subsequently repaid on due date	-	396,284
Due April 23,2013, subsequently repaid on due date	-	1,585,138
Due April 23,2013, subsequently repaid on due date	-	1,585,138
Due March 28,2013, subsequently repaid on due date	-	792,569
Due March 28,2013, subsequently repaid on due date	-	1,585,138
Due March 24,2013, subsequently repaid on due date	-	3,170,275
Due March 21,2013, subsequently repaid on due date	-	1,585,138
Due March 12,2013, subsequently repaid on due date	-	1,585,138
Due March 11,2013, subsequently repaid on due date	-	1,585,138
Due March 10,2013, subsequently repaid on due date	-	1,585,138
Due March 6,2013, subsequently repaid on due date	-	1,585,138
Due March 6,2013, subsequently repaid on due date	-	1,585,138
Due February 3,2013, subsequently repaid on due date	-	1,268,110
Due February 3,2013, subsequently repaid on due date	-	1,268,110
Due January 19,2013, subsequently repaid on due date	-	1,268,110
Due January 19,2013, subsequently repaid on due date	-	1,268,110
Due January 12,2013, subsequently repaid on due date	-	1,268,110
Due January 12,2013, subsequently repaid on due date	-	1,268,110
Total	$50,990,427	$36,933,710